Fair value measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Reserve Funds		$ 53,200.0	$ 37,500.0
Derivative Host Contracts	$ 1.6	$ 1.2	$ 0.8
Obligation To Return Collateral Digital Assets	$ 1.9